Assets and Liabilities Held for Sale and Discontinued Operations (Narrative) (Details) In Millions, unless otherwise specified	3 Months Ended		4 Months Ended	12 Months Ended							1 Months Ended	0 Months Ended		3 Months Ended		12 Months Ended						3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 22, 2014 USD ($) plan stores	Mar. 23, 2013 USD ($)	Dec. 28, 2013 USD ($) stores	Dec. 28, 2013 USD ($) stores	Dec. 29, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 22, 2014 Minimum [Member] USD ($)	Dec. 28, 2013 Minimum [Member] USD ($)	Mar. 22, 2014 Maximum [Member] USD ($)	Dec. 28, 2013 Maximum [Member] USD ($)	Apr. 30, 2014 Subsequent Event [Member] letter	Nov. 03, 2013 Canada Safeway Limited [Member] USD ($)	Nov. 03, 2013 Canada Safeway Limited [Member] CAD	Mar. 22, 2014 Canada Safeway Limited [Member] USD ($)	Mar. 23, 2013 Canada Safeway Limited [Member] USD ($)	Dec. 28, 2013 Canada Safeway Limited [Member] USD ($)		Dec. 29, 2012 Canada Safeway Limited [Member] USD ($)		Dec. 31, 2011 Canada Safeway Limited [Member] USD ($)		Mar. 22, 2014 Dominick's Stores [Member] USD ($)	Mar. 23, 2013 Dominick's Stores [Member] USD ($)	Dec. 28, 2013 Dominick's Stores [Member] USD ($) stores plan	Dec. 28, 2013 Dominick's Stores [Member] USD ($) stores plan	Dec. 29, 2012 Dominick's Stores [Member] USD ($)	Dec. 31, 2011 Dominick's Stores [Member] USD ($)	Dec. 28, 2013 Genuardi Stores [Member] USD ($)	Dec. 29, 2012 Genuardi Stores [Member] USD ($)	Dec. 31, 2011 Genuardi Stores [Member] USD ($)	Dec. 28, 2013 Blackhawk Network Holdings, Inc. [Member]	Apr. 14, 2014 Blackhawk Network Holdings, Inc. [Member] Subsequent Event [Member]	Mar. 24, 2014 Blackhawk Network Holdings, Inc. [Member] Subsequent Event [Member]	Mar. 24, 2014 Common Class B [Member] Blackhawk Network Holdings, Inc. [Member] Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of North American stores in operation			1,335	1,335																				72	72
Proceeds from sale of operations			$ 72.2									$ 5,600.0	5,800.0									$ 78.3		$ 72.2					$ 107.0
Gain (loss) on disposal, before tax	37.0	0	(493.1)	4,290.0	52.4	0								(5.1)	0	4,783.1	[1]	0	[1]	0	[1]	42.1	0	(493.1)	(493.1)	0	0	0	52.4	0
Multiemployer pension plan, withdrawal obligation	347.3		310.8	310.8																				310.8	310.8
Gain (loss) on disposal, net of tax																													31.9
Period of Activity during Fiscal Year																44 weeks		52 weeks		52 weeks
Demand letters received											2
Number of multiemployer pension plans																								4	4
Increase in multi-employer pension plan withdrawal liability	33.8
Reduction in earnings from discontinued operations from increase in multi-employer pension plan withdrawal liability, net of tax	(21.1)
Multiemployer pension plan, withdrawal obligation annual installment							$ 10	$ 10	$ 20	$ 20
Multiemployer pension plan, withdrawal obligation payment period	20 years			20 years
Number of multiemployer pension plans that may send demand letters in 2014 or later	2
Subsidiary shares owned																															37.8	37.8		37.8
Percent of total outstanding shares of Blackhawk Class B common stock owned																																		94.20%
Ownership interest																															72.20%	72.20%	72.00%

[1]	In accordance with ASU No. 2013-05, "Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity," the Company transferred the cumulative translation adjustment relating to Canadian operations from Accumulated Other Comprehensive Loss on the balance sheet to gain of the Sale of Canadian Operations.